Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document And Entity Information [Abstract]
Document Type	S-1
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	PARKERVISION, INC.
Entity Central Index Key	0000914139
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-2971472
Entity Address, Address Line One	4446-1A Hendricks Avenue
Entity Address, Address Line Two	Suite 354
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32207
City Area Code	904
Local Phone Number	732-6100
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	false